Group Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operating activities (page 32)	£ 4,670	£ 1,788	£ 6,119
Dividends received from associates	1	465	903
Tax paid	(813)	(547)	(1,675)
Net cash generated from operating activities	3,858	1,706	5,347
Cash flows from investing activities
Interest received	36	34	83
Purchases of property, plant and equipment	(205)	(198)	(791)
Proceeds on disposal of property, plant and equipment	9	23	95
Purchases of intangibles	(35)	(99)	(187)
Purchases of investments	(124)	(90)	(170)
Proceeds on disposals of investments	48	85	160
Acquisition of RAI net of cash acquired			(17,657)
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(14)	(52)	(77)
Net cash used in investing activities	(285)	(297)	(18,544)
Cash flows from financing activities
Interest paid	(752)	(379)	(1,114)
Proceeds from increases in and new borrowings	1,650	3,839	40,937
Inflows/(outflows) relating to derivative financial instruments	25	(108)	(406)
Purchases of own shares held in employee share ownership trusts	(143)	(215)	(205)
Reductions in and repayments of borrowings	(3,067)	(2,365)	(20,827)
Dividends paid to owners of the parent	(2,114)	(2,179)	(3,465)
Dividends paid to non-controlling interests	(96)	(106)	(167)
Other	4	2	6
Net cash (used in)/from financing activities	(4,493)	(1,511)	14,759
Net cash flows (used in)/from operating, investing and financing activities	(920)	(102)	1,562
Differences on exchange	(148)	(139)	(391)
(Decrease)/Increase in net cash and cash equivalents in the period	(1,068)	(241)	1,171
Net cash and cash equivalents at 1 January	2,822	1,651	1,651
Net cash and cash equivalents at period end	1,754	1,410	2,822
Cash and cash equivalents	2,125	2,019	3,291
Overdrafts and accrued interest	£ (371)	£ (609)	£ (469)